Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 14, 2017
Registrant Name	Eaton Vance NextShares Trust II
Central Index Key	0001614522
Amendment Flag	false
Document Creation Date	Nov. 14, 2017
Document Effective Date	Nov. 14, 2017
Prospectus Date	Nov. 14, 2017
Eaton Vance Oaktree Diversified Credit NextShares | Eaton Vance Oaktree Diversified Credit NextShares
Risk/Return:
Trading Symbol	OKDCC